Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 441,249	$ 47,652
Accounts receivable	4,492	27,265
Deposits and prepaid expenses	90,953	205,922
Total Current Assets	536,694	280,839
Property and Equipment, net	2,157,429	2,802,391
Deposits	253,176	240,934
TOTAL ASSETS	2,947,299	3,324,164
Current Liabilities
Accounts payable and accrued liabilities	797,724	963,609
PIK Note interest accrual	338,741	57,334
Current portion of notes payable	66,415	212,134
Total Current Liabilities	1,202,880	1,233,077
Long-Term Liabilities
PIK Notes payable, net of $9,755,832 and $15,143,123 debt discount, respectively	35,955,200	33,244,605
PIK Note derivative	8,748,518	2,047,264
Deferred Rent	7,286	0
Total Long-Term Liabilities	44,711,004	35,291,869
TOTAL LIABILITIES	45,913,884	36,524,946
Stockholders’ (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value, 400,000,000 shares authorized, 140,763,549 and 108,613,549 shares issued and outstanding at December 31, 2017 and 2016, respectively	173,639	140,764
Additional paid-in capital	73,748,653	71,152,311
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(96,879,381)	(84,484,361)
Total Stockholders’ (Deficit)	(42,966,585)	(33,200,782)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT)	$ 2,947,299	$ 3,324,164